UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23723

Strategic Trust

(Exact name of registrant as specified in charter)

7887 East Belleview Avenue, Suite 1100, Denver, CO	80111
(Address of principal executive offices)	(Zip code)

Kevin Kelly

7887 East Belleview Avenue, Suite 1100, Denver, CO 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code:	855-833-4222

Date of fiscal year end:	8/31

Date of reporting period:	8/31/25

Item 1. Reports to Stockholders.

(a)

DailyDelta Q100 Downside Option Strategy ETF

(QDWN) NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about DailyDelta Q100 Downside Option Strategy ETF (the "Fund) for the period of March 10, 2025 to August 31, 2025. You can find additional information about the Fund at https://dailydeltaetfs.com/. You can also request this information by contacting us at 1-855-833-4222.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DailyDelta Q100 Downside Option Strategy ETF	$48	1.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Expenses would be higher if the Fund had been in operations for the full twelve-month reporting period.

How did the Fund perform during the reporting period?

The DailyDelta Q100 Downside Option Strategy ETF (the “Fund”) strategy invests in 0DTE long puts on the Nasdaq 100 Index to seek to deliver the daily payoff structure similar to long put strategies.

The Fund is an actively managed portfolio that uses put options linked to the performance of the Nasdaq 100 index.

The reporting period was marked by significant volatility, including a sharp market crash in April 2025, driven primarily by trade wars and tariffs, followed by a robust recovery through the summer.

On an operational performance basis for the index to which the Fund gets exposure through options, revenues grew as the technology and artificial intelligence (“AI”) investment cycle ramped up across most sectors. Business spending and indicated future spending have increased at a higher pace for the AI cycle.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

DailyDelta Q100 Downside Option Strategy ETF - NAV - $4,969
Nasdaq-100® Index - $12,091
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$12,091
$4,969
03/10/25
03/31/25
06/30/25
08/31/25

	DailyDelta Q100 Downside Option Strategy ETF - NAV	Nasdaq-100® Index
03/10/25	$10,000	$10,000
03/31/25	$10,200	$9,926
06/30/25	$5,890	$11,699
08/31/25	$4,969	$12,091

Average Annual Total Returns

Since Inception (March 10, 2025)
DailyDelta Q100 Downside Option Strategy ETF - NAV	-50.31%
Nasdaq-100® Index	20.91%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$245,034
Number of Portfolio Holdings	2
Advisory Fee	$3,709
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Options	8.2%
Money Market Funds	91.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Money Market Funds
61.0%
Equity Option
5.4%
Other Assets in Excess of Liabilities
33.6%

Value	Value
Other Assets in Excess of Liabilities	33.6%
Equity Option	5.4%
Money Market Funds	61.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
State Street Institutional U.S. Government Money Market Fund-Opportunity Class	61.0%
Invesco QQQ Trust Series 1, 09/02/25 578.0 Put	5.4%

Material Fund Changes

Management is in the process of drafting a Plan of Liquidation and Termination for the Fund, subject to approval by the Board.

DailyDelta Q100 Downside Option Strategy ETF

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://dailydeltaetfs.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083125-QDWN

DailyDelta Q100 Upside Option Strategy ETF

(QUP) NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about DailyDelta Q100 Upside Option Strategy ETF (the "Fund) for the period of March 10, 2025 to August 31, 2025. You can find additional information about the Fund at https://dailydeltaetfs.com/. You can also request this information by contacting us at 1-855-833-4222.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DailyDelta Q100 Upside Option Strategy ETF	$79	1.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Expenses would be higher if the Fund had been in operations for the full twelve-month reporting period.

How did the Fund perform during the reporting period?

The DailyDelta Q100 Upside Option Strategy ETF (the “Fund”) strategy invests in 0DTE long calls on the Nasdaq 100 Index to seek to deliver the daily payoff structure similar to long call strategies.

The Fund is an actively managed portfolio that uses call options linked to the performance of the Nasdaq 100 index.

The reporting period was marked by significant volatility, including a sharp market crash in April 2025, driven primarily by trade wars and tariffs, followed by a robust recovery through the summer.

On an operational performance basis for the index to which the Fund gets exposure through options, revenues grew as the technology and artificial intelligence (“AI”) investment cycle ramped up across most sectors. Business spending and indicated future spending have increased at a higher pace for the AI cycle.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

DailyDelta Q100 Upside Option Strategy ETF - NAV - $14,531
Nasdaq-100® Index - $12,091
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$14,531
$12,091
03/10/25
03/31/25
06/30/25
08/31/25

	DailyDelta Q100 Upside Option Strategy ETF - NAV	Nasdaq-100® Index
03/10/25	$10,000	$10,000
03/31/25	$9,632	$9,926
06/30/25	$14,289	$11,699
08/31/25	$14,531	$12,091

Average Annual Total Returns

Since Inception (March 10, 2025)
DailyDelta Q100 Upside Option Strategy ETF - NAV	45.31%
Nasdaq-100® Index	20.91%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$360,323
Number of Portfolio Holdings	2
Advisory Fee (net of waivers)	$4,317
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	63.8%
Options	36.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	91.6%
Money Market Funds	3.0%
Equity Option	5.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1, 09/02/25 563.0 Call	5.4%
State Street Institutional U.S. Government Money Market Fund-Opportunity Class	3.0%

Material Fund Changes

Management is in the process of drafting a Plan of Liquidation and Termination for the Fund, subject to approval by the Board.

DailyDelta Q100 Upside Option Strategy ETF

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://dailydeltaetfs.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083125-QUP

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Ethan Powell is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 – $33,000

2024 – N/A

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $7,000

2024 – N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended August 31, 2025 and 2024, respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended August 31, 2025 and 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

DailyDelta Q100 Upside Option Strategy ETF (QUP)

DailyDelta Q100 Downside Option Strategy ETF (QDWN)

Annual Financial Statements

and Additional Information

August 31, 2025

855-833-4222

www.dailydeltaetfs.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the DailyDelta ETFs. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Foreside Fund Services, LLC

Member FINRA

DAILYDELTA Q100 UPSIDE OPTION STRATEGY ETF

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.0%
	MONEY MARKET FUND - 3.0%
10,923	State Street Institutional U.S. Government Money Market Fund, Opportunity Class, 4.21% (Cost $10,923)(a)	$10,923

Contracts(b)		Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED(c) - 5.4%
	CALL OPTIONS PURCHASED - 5.4%
26	Invesco QQQ Trust Series 1	09/02/2025	$563	$1,483,040	19,292
	TOTAL CALL OPTIONS PURCHASED (Cost - $20,183)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $20,183)				19,292

	TOTAL INVESTMENTS - 8.4% (Cost $31,106)				$30,215
	OTHER ASSETS IN EXCESS OF LIABILITIES - 91.6%				330,108
	NET ASSETS - 100.0%				$360,323

(a)	Rate disclosed is the seven-day effective yield as of August 31, 2025.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(c)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

DAILYDELTA Q100 DOWNSIDE OPTION STRATEGY ETF

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 61.0%
	MONEY MARKET FUND - 61.0%
149,513	State Street Institutional U.S. Government Money Market Fund, Opportunity Class, 4.21% (Cost $149,513)(a)(d)	$149,513

Contracts(b)		Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED(c) - 5.4%
	PUT OPTIONS PURCHASED - 5.4%
17	Invesco QQQ Trust Series 1	09/02/2025	$578	$969,680	13,277
	TOTAL PUT OPTIONS PURCHASED (Cost - $13,519)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $13,519)				13,277

	TOTAL INVESTMENTS - 66.4% (Cost $163,032)				$162,790
	OTHER ASSETS IN EXCESS OF LIABILITIES - 33.6%				82,244
	NET ASSETS - 100.0%				$245,034

(a)	Rate disclosed is the seven-day effective yield as of August 31, 2025.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(c)	Non-income producing security.
(d)	See note 8.

The accompanying notes are an integral part of these financial statements.

DailyDelta ETFs

STATEMENTS OF ASSETS AND LIABILITIES

August 31, 2025

	DailyDelta Q100 Upside Option Strategy ETF	DailyDelta Q100 Downside Option Strategy ETF
ASSETS
Investment in securities:
At cost	$31,106	$163,032
At value	$30,215	$162,790
Cash at broker	331,386	82,401
Receivable for investments sold	231	231
Interest receivable	39	456
TOTAL ASSETS	361,871	245,878

LIABILITIES
Investment advisory fees payable (See Note 4)	1,548	844
TOTAL LIABILITIES	1,548	844
COMMITMENTS AND CONTINGENCIES (See Note 10)
NET ASSETS	$360,323	$245,034

Net Assets Consist Of:
Paid in capital	$509,901	$245,276
Distributable earnings (accumulated deficit)	(149,578)	(242)
NET ASSETS	$360,323	$245,034

Net Asset Value Per Share:
Net Assets	$360,323	$245,034
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	10,001	20,001
Net asset value (Net Assets ÷ Shares Outstanding)	$36.03	$12.25

The accompanying notes are an integral part of these financial statements.

DailyDelta ETFs

STATEMENTS OF OPERATIONS

For the Period* Ended August 31, 2025

	DailyDelta Q100 Upside Option Strategy ETF	DailyDelta Q100 Downside Option Strategy ETF
INVESTMENT INCOME
Interest Income	$6,215	$6,196
TOTAL INVESTMENT INCOME	6,215	6,196

EXPENSES
Investment advisory fees	4,317	3,709
TOTAL EXPENSES	4,317	3,709

NET INVESTMENT INCOME	1,898	2,487

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Options purchased	(148,687)	745,791
	(148,687)	745,791
Net change in unrealized depreciation on:
Options purchased	(891)	(242)
	(891)	(242)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(149,578)	745,549

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(147,680)	$748,036

*	Commencement of operations was March 10, 2025.

The accompanying notes are an integral part of these financial statements.

DailyDelta ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	DailyDelta Q100 Upside Option Strategy ETF	DailyDelta Q100 Downside Option Strategy ETF
	For the Period* Ended August 31, 2025	For the Period* Ended August 31, 2025
FROM OPERATIONS
Net investment income	$1,898	$2,487
Net realized gain (loss) on investments	(148,687)	745,791
Net change in unrealized depreciation on investments	(891)	(242)
Net increase (decrease) in net assets resulting from operations	(147,680)	748,036

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(1,898)	(2,333)
From return of capital	(669)	-
Net decrease in net assets resulting from distributions to shareholders	(2,567)	(2,333)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	2,500,423	2,634,620
Cost of shares redeemed	(1,989,853)	(3,135,289)
Net increase (decrease) in net assets resulting from shares of beneficial interest	510,570	(500,669)

TOTAL INCREASE IN NET ASSETS	360,323	245,034

NET ASSETS
Beginning of Period	-	-
End of Period	$360,323	$245,034

SHARE ACTIVITY
Shares sold	100,001	110,001
Shares redeemed	(90,000)	(90,000)
Net increase in shares of beneficial interest outstanding	10,001	20,001

*	Commencement of operations was March 10, 2025.

The accompanying notes are an integral part of these financial statements.

DailyDelta Q100 Upside Option Strategy ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

For the Period* Ended August 31, 2025
Net asset value, beginning of period	$25.00

Activity from investment operations:
Net investment income (1)	0.08
Net realized and unrealized gain on investments	11.21 (6)
Total from investment operations	11.29

Less distributions from:
Net investment income	(0.19)
Return of capital	(0.07)
Total distributions	(0.26)

Net asset value, end of period	$36.03

Total return (2)
Net asset value (3)	45.31%

Net assets, at end of period (000s)	$360

Ratio of expenses to average net assets (4)	1.35%
Ratio of net investment income to average net assets (4)	0.59%
Portfolio Turnover Rate (2)(5)	0%

*	Commencement of operations was March 10, 2025.
(1)	Per share amounts calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested on the ex-dividend date at net asset value per share on their respective payment dates.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover rate excludes in-kind transactions.
(6)	Net realized and unrealized gain on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Statements of Operations due to the timing of share transactions in relation to fluctuating market values for the period.

The accompanying notes are an integral part of these financial statements.

DailyDelta Q100 Downside Option Strategy ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	For the Period* Ended August 31, 2025
Net asset value, beginning of period	$25.00

Activity from investment operations:
Net investment income (1)	0.10
Net realized and unrealized loss on investments	(12.62	)(6)
Total from investment operations	(12.52)

Less distributions from:
Net investment income	(0.23)
Total distributions	(0.23)

Net asset value, end of period	$12.25

Total return (2)
Net asset value (3)	(50.31)%

Net assets, at end of period (000s)	$245

Ratio of expenses to average net assets (4)	1.35%
Ratio of net investment income to average net assets (4)	0.91%
Portfolio Turnover Rate (2)(5)	0%

*	Commencement of operations was March 10, 2025.
(1)	Per share amounts calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested on the ex-dividend date at net asset value per share on their respective payment dates.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover rate excludes in-kind transactions.
(6)	Net realized and unrealized gain on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Statements of Operations due to the timing of share transactions in relation to fluctuating market values for the period.

The accompanying notes are an integral part of these financial statements.

DailyDelta ETFs

NOTES TO FINANCIAL STATEMENTS

August 31, 2025

1.	ORGANIZATION

The DailyDelta Q100 Upside Option Strategy ETF (“Upside Fund”) and DailyDelta Q100 Downside Option Strategy ETF (“Downside Fund”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of shares of beneficial interest of the Strategic Trust (the “Trust”), a trust organized under the laws of the State of Delaware on June 21, 2021, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds’ investment objective is to seek capital appreciation. The Funds commenced operations on March 10, 2025.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company, and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Securities valuation – The net asset value (“NAV”) per share of the Funds is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The Funds’ NAV per share is computed by dividing the Funds’ net assets by the number of shares outstanding. When calculating the NAV of the Funds’ shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be

DailyDelta ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.

The Board of Trustees (the “Board”) has approved valuation procedures for the Funds (the “Valuation Procedures”), which will be used for determining fair value of any Fund investments for which market quotations are not readily available. The valuation of the Funds’ investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act and in conjunction with FASB’s Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures. The Board has designated the Kelly Strategic Management, LLC (the “Adviser”) as the valuation designee of the Funds. As valuation designee, the Adviser performs the fair value determination relating to any and all Fund investments, subject to the conditions and oversight requirements described in the Valuation Procedures. The Adviser may consult with representatives from outside legal counsel or other third-party consultants in their discussions and deliberations. Fair valuations may be used in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DailyDelta ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

The following is a summary of inputs used to value the Funds’ investments as of August 31, 2025:

Upside Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Short-Term Investments	$10,923	$-	$-	$10,923
Equity Options Purchased	19,292	-	-	19,292
Total Investments	$30,215	$-	$-	$30,215

Downside Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Short-Term Investments	$149,513	$-	$-	$149,513
Equtiy Options Purchased	13,277	-	-	13,277
Total Investments	$162,790	$-	$-	$162,790

The Funds did not hold any Level 3 securities during the period.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When each Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in each Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to a Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

DailyDelta ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

The notional value of the derivative instruments outstanding as of August 31, 2025, as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed within the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

The following is a summary of the impact of derivative investments on the Funds’ Statements of Assets and Liabilities as of August 31, 2025:

Upside Fund

Derivative Investments Type	Risk	Location on the Statements of Assets and Liabilities	Amount
Options Purchased	Equity	Investments in Securities at Value	$19,292

Downside Fund

Derivative Investments Type	Risk	Location on the Statements of Assets and Liabilities	Amount
Options Purchased	Equity	Investments in Securities at Value	$13,277

The following is a summary of the impact of derivative investments in the Funds’ Statements of Operations for the period ended August 31, 2025:

Upside Fund

Derivative Investments Type	Risk	Location on Statements of Operations	Amount
Options Purchased	Equity	Net Realized Gain (Loss) on Options Purchased	$(148,687)
Options Purchased	Equity	Net Change in Unrealized Depreciation on Options Purchased	(891)

Downside Fund

Derivative Investments Type	Risk	Location on Statements of Operations	Amount
Options Purchased	Equity	Net Realized Gain (Loss) on Options Purchased	$745,791
Options Purchased	Equity	Net Change in Unrealized Depreciation on Options Purchased	(242)

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net

DailyDelta ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Monthly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Federal Income Taxes – The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ August 31, 2025, year-end tax returns. The Funds have identified major tax jurisdictions as U.S. federal, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended August 31, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $0 and $0, respectively, for the Upside Fund and $0 and $0, respectively, for the Downside Fund.

For the period ended August 31, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $0 and $0, respectively, for the Upside Fund and $0 and $0, respectively, for the Downside Fund.

DailyDelta ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. The Adviser serves as the Funds’ investment advisor pursuant to an investment advisory agreement with the Trust on behalf of the Funds (the “Advisory Agreement”). The Adviser pays Tidal Investments LLC, the sub-adviser to the Funds, a portion of its advisory fee pursuant to a Sub-Advisory Agreement.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses earned by the Adviser, each Fund pays the Adviser a unitary advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.35% of each Fund’s average daily net assets. During the period ended August 31, 2025, the Upside Fund and Downside Fund paid $4,317 and $3,709, respectively, in advisory fees.

Advisory fees are accrued daily and paid monthly. The advisory fee is a unitary fee, whereby the Adviser has agreed to pay substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, sub-fund administration, legal, audit and other services. The Adviser is not responsible for, and each Fund will bear the cost of, the fees paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described under “Organization” above. The Distributor does not maintain a secondary market in Shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Funds’ assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Strategic Services LLC (“Strategic Services”), serves as administrator for the Funds pursuant to a Fund Administration Servicing Agreement between the Trust and Strategic Services. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.

DailyDelta ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

Ultimus Fund Solutions, LLC (“Ultimus”) serves as sub-administrator to the Fund pursuant to an ETF Sub-Administration Agreement between Strategic Services and Ultimus on behalf of the Trust. Strategic Services pays the sub-administration fees pursuant to the terms of this agreement. Ultimus serves as fund accountant for the Fund, pursuant to an ETF Master Services Agreement between the Trust and Ultimus. Fees payable to Ultimus as fund accountant are paid by the Adviser under the terms of the Advisory Agreement.

State Street Bank and Trust Company (“State Street”) serves as the custodian and transfer agent for the Fund. Pursuant to a Custody Agreement and Transfer Agency and Service Agreement between the Trust and State Street, State Street provides the Trust with custodian and transfer agency services. Fees payable to State Street (as custodian and transfer agent) are paid by the Adviser under the terms of the Advisory Agreement.

Pursuant to a principal financial officer services agreement between the Trust and QRF Business Solutions, Jim Niemie serves as Treasurer and Principal Financial Officer of the Trust.

Gregory Shinnick serves as Trust Chief Compliance Officer and Anti-Money Laundering Compliance Officer, pursuant to a compliance services agreement between the Trust and Strategic Services LLC.

Certain Officers and a Trustee of the Trust are also officers or employees of Strategic Services.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed an Authorized Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in- lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (a “Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by the Funds.

DailyDelta ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

The Transaction Fees for the Funds are listed in the table below:

Fixed Fee	Variable Charge
$100 cash/$150 in-kind	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at August 31, 2025, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
DailyDelta Q100 Upside Option Strategy ETF	$31,106	$-	$(891)	$(891)
DailyDelta Q100 Downside Option Strategy ETF	163,032	-	(242)	(242)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period ending August 31, 2025 was as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
DailyDelta Q100 Upside Option Strategy ETF	$1,898	$-	$669	$2,567
DailyDelta Q100 Downside Option Strategy ETF	2,333	-	-	2,333

As of August 31, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
DailyDelta Q100 Upside Option Strategy ETF	$-	$-	$(148,687)	$-	$-	(891)	$(149,578)
DailyDelta Q100 Downside Option Strategy ETF	-	-	-	-	-	(242)	(242)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The DailyDelta Q100 Upside Option Strategy ETF incurred and elected to defer such capital losses of $148,687.

DailyDelta ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

Permanent book and tax differences, primarily attributable to the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, resulted in reclassifications for the Funds for the fiscal period ended August 31, 2025, as follows:

Fund	Paid In Capital	Distributable Earning/ (Accumulated Losses)
DailyDelta Q100 Upside Option Strategy ETF	$-	$-
DailyDelta Q100 Downside Option Strategy ETF	745,945	(745,945)

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Downside Fund currently invests a portion of its assets in the State Street Institutional U.S. Government Money Market Fund (“GMM”). The Downside Fund may redeem its investment from the investment company at any time if the Adviser determines that it is in the best interest of the Downside Fund and its shareholders to do so. The performance of the Downside Fund will be directly affected by the performance of GMM. The financial statements of GMM, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Downside Fund’s financial statements. As of August 31, 2025, the Downside Fund held 61% of GMM.

9.	NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund management is evaluating the impacts of these changes on the Funds’ financial statements.

10.	ADVISER OBLIGATIONS

The Adviser serves as investment adviser to each Fund pursuant to the Advisory Agreement, and receives a unitary (or unified) fee. In exchange, the Adviser is responsible for certain expenses of the Funds as described in Note 4. Certain amounts, estimated between $45,000 to $70,000, owed to certain service providers of the Funds, and for which the Adviser is responsible, are past due. The Adviser continues to pursue strategic options to raise capital to continue to fund the Adviser’s operations and pay Fund expenses. Although management currently believes that any outstanding expenses will not have a material adverse impact on any Fund’s financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future. If the Adviser is unable to raise sufficient capital, the Board will consider any further actions to take in the best interests of the Funds’ shareholders, including, but not limited to, the appointment of a new investment adviser for the Funds or the liquidation of one or more Funds. In such an event, the applicable Fund’s shareholders would be provided advance notice.

DailyDelta ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management is in the process of drafting a Plan of Liquidation and Termination for the Funds, subject to approval by the Board. Other than as disclosed, there were no other subsequent events or transactions requiring recognition or disclosure through the date the financial statements were issued.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of DailyDelta ETFs and

Board of Trustees of Strategic Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of DailyDelta Q100 Upside Option Strategy ETF and DailyDelta Q100 Downside Option Strategy ETF (the “Funds”), each a series of Strategic Trust, as of August 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for the period from March 10, 2025 (commencement of operations) through August 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of their operations, the changes in net assets and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Emphasis of Matter

As discussed in Note 11, management is in the process of drafting a Plan of Liquidation and Termination for the Funds subject to approval by the Board of Trustees of Strategic Trust. Our opinion is not modified with respect to this matter.

As discussed in Note 10, the Funds’ adviser is obligated to compensate the Funds’ service providers pursuant to the Investment Advisory Agreement (the “Agreement”). In the event the adviser is unable to meet its obligations with respect to the Agreement, the Board of Trustees may seek alternative options for the Funds. Our opinion is not modified with respect to this matter.

We have served as the Funds’ auditor since 2024. In addition, we served as the auditor for one or more funds managed by Kelly Strategic Management, LLC from 2021 through 2023.

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 30, 2025

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies, is available without charge, upon request, by calling 1-855-833-4222 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of the Funds traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds during the past calendar year can be found at www.dailydeltaetfs.com.

INVESTMENT ADVISOR

Kelly Strategic Management, LLC

7887 East Belleview Ave., Suite 1100

Denver, CO 80111

INVESTMENT SUB-ADVISORS

Tidal Investments LLC

234 West Florida Street, Suite 203

Milwaukee, WI 53204

ADMINISTRATOR

Strategic Services LLC

7887 East Belleview Ave., Suite 1100

Denver, CO 80111

SUB-ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

DailyDelta ETFs

ADDITIONAL INFORMATION (Unaudited)

August 31, 2025

Changes in and Disagreements with Accountants

Not applicable.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period covered by this report.

Remuneration Paid to Directors, Officers and Others

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Statement Regarding Basis for Approval of Investment Advisory Agreement

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended August 31, 2025 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on February 11, 2025 (the “February 2025 Meeting”), the Board of Trustees (the “Board”) of Strategic Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”) considered the approval of:

●	the Investment Advisory Agreement (the “Advisory Agreement”) between Kelly Strategic Management, LLC (the “Adviser”) and the Trust, on behalf of each of DailyDelta™ Q100 Upside Option Strategy ETF, DailyDelta™ Q100 Downside Option Strategy ETF, DailyDelta™ SP500 Upside Option Strategy ETF, DailyDelta™ SP500 Downside Option Strategy ETF, DailyDelta™ R2000 Upside Option Strategy ETF and DailyDelta™ R2000 Downside Option Strategy ETF (each a “Fund” and collectively, the “Funds”); and

●	an Investment Sub-Advisory Agreement between the Adviser and Tidal Investments LLC (the “Sub-Adviser”) with respect to each Fund (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”).

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act, cast at a meeting called for the purpose of voting on

DailyDelta ETFs

ADDITIONAL INFORMATION (Unaudited)(Continued)

August 31, 2025

such approval. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision with respect to each of the Funds, the Board, including the Independent Trustees, considered all factors it believed relevant, including but not limited to: (i) the nature, extent and quality of the services to be provided to the Funds’ shareholders by the Adviser and Sub-Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for the Funds in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fees for the Funds reflect these economies of scale for the benefit of the Funds; and (vi) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the February 2025 Meeting, including information provided at prior meetings of the Trust. Among other things, each of the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. In addition to the written materials provided to the Board in advance of the Meeting, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the February 2025 Meeting, of each Fund’s proposed strategy, the services proposed to be provided to the Funds by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance programs. The representatives from the Adviser discussed the rationale for launching each Fund, each Fund’s proposed fees, and the operational aspects of each Fund. The Board then discussed the written and oral information that it received before the February 2025 Meeting, including a memorandum from legal counsel to the Independent Trustees regarding the responsibilities of trustees in approving advisory agreements, and the Adviser’s and Sub-Adviser’s oral presentations and any other information that the Board received at the February 2025 Meeting, and deliberated on the approval of the Agreements with respect to each of the Funds in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. Throughout the process, the Independent Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in

DailyDelta ETFs

ADDITIONAL INFORMATION (Unaudited)(Continued)

August 31, 2025

executive sessions with their independent counsel without representatives of management to further discuss the proposed Agreements and the Independent Trustees’ responsibilities relating thereto. The information received and considered by the Board in connection with the Board’s determination to approve the Agreements was both written and oral. The Board also noted that the evaluation process was performed on a Fund-by-Fund basis.

The factors considered and the deliberations by the Board in connection with the approval of the Agreements are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser with respect to the Sub-Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets).

Nature, Extent, and Quality of Services. In considering the approval of the Advisory Agreement with respect to each of the Funds, the Board examined the nature, extent, and quality of the services to be provided by the Adviser to the Funds, including the Adviser’s personnel and resources, a description of the manner in which investment decisions are made and executed, and a review of the financial condition of the Adviser. The Board also considered the experience and knowledge of the management team working with exchange-traded funds. The Board also considered other services to be provided to each Fund by the Adviser, including the oversight of the activities and operations of the Sub-Adviser and other service providers to the Funds, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreement with respect to each Fund and that the nature, overall quality and extent of the management services to be provided by the Adviser to each of the Funds was satisfactory.

In considering the approval of the Sub-Advisory Agreement with respect to each Fund, and the Funds’ Sub-Adviser, the Board considered the nature, extent and quality of services to be provided by the Sub-Adviser under the Sub-Advisory Agreement. The Board reviewed the background of the investment professionals, and the Sub-Adviser’s reputation, resources and investment approach. The Board also took into consideration the background and experience of the prospective portfolio management team. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management, the financial condition of the Sub-Adviser, and compliance matters. In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program, including its compliance and regulatory history, and information from the Trust’s CCO regarding his review

DailyDelta ETFs

ADDITIONAL INFORMATION (Unaudited)(Continued)

August 31, 2025

of the Sub-Adviser’s compliance program. The Board concluded that the services to be provided by the Sub-Adviser was satisfactory.

Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review. The Board was presented with information about each Fund’s investment strategies. The Independent Trustees noted that neither the Adviser nor the Sub-Adviser currently manage a comparable exchange-traded fund (“ETF”), mutual fund, or managed account with a performance track record for comparison. The Board considered the presentations by the Adviser and Sub-Adviser and the experience of its personnel and determined that the Adviser and Sub-Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the Funds under the Advisory Agreement and the Sub-Adviser under the Sub-Advisory Agreement, and that the Adviser and the Sub-Adviser were expected to obtain an acceptable level of investment returns for each Fund’s shareholders.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for the Funds and compared them to the management fees and total operating expenses of comparable ETFs, as determined by the Adviser. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.” The Board noted that the proposed unitary fee was within the range of advisory fees and expense ratios for the selected peer group. The Board took into consideration management’s discussion of the fees, including that the Funds have unique investment strategies and, therefore, the information provided about the comparable ETFs may not provide meaningful direct comparisons to the Funds. In considering the level of the advisory and sub-advisory fee with respect to the Funds, the Board also noted that the Adviser and Sub-Adviser do not manage any other accounts with a similar investment strategy.

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Funds pay no expenses other than the advisory fee, payments under each Fund’s distribution (Rule 12b-1 plan), brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), and litigation expenses and other extraordinary expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses (except as noted above) out of its own fees and resources. The Board considered the Adviser’s analysis of its profitability and the level of profits, that could be expected to accrue to the Adviser with respect to the Funds and considered information pertaining to the Adviser’s financial condition and commitment to the operation of the Funds. The Board noted that the Funds have not yet commenced operations and consequently, the future size of the Funds and the Adviser’s future profitability were generally unpredictable and that it would evaluate the financial results from the Adviser’s relationship with the Funds at the first renewal of the Advisory Agreement with respect

DailyDelta ETFs

ADDITIONAL INFORMATION (Unaudited)(Continued)

August 31, 2025

to each of the Funds. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds. The Board concluded that any potential benefits to be derived by the Adviser included increased assets under management and reputational benefits, which were consistent with those generally derived by investment advisers offering similar services to investment companies.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Funds would experience economies of scale. The Board noted that the Adviser will review expenses as the Funds’ assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser for its services under the Sub-Advisory Agreement. The Board considered this fee in light of the services the Sub-Adviser provides as investment sub-adviser to the Funds. The Board determined that the proposed fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm.

The Board also considered that the sub-advisory fee paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. With respect to any economies of scale that the Sub-Adviser might realize in managing the Funds as assets grow in size, the Board noted that the sub-advisory fee is paid by the Adviser out of its unitary fee but determined that it would monitor fees as each Fund’s assets grow to determine whether economies of scale were being effectively shared with the Funds and their respective shareholders.

Conclusion. The Board, having requested and received such information from the Adviser and Sub-Adviser as it believed reasonably necessary to evaluate the terms of the Advisory Agreement and the Sub-Advisory Agreement with respect to each of the Funds, and having been advised by independent legal counsel throughout the process, determined that the compensation to be paid under the Advisory Agreement and Sub-Advisory Agreement with respect to each of the Funds is fair and reasonable, and that the approval of the Advisory Agreement and the Sub-Advisory Agreement was in the best interest of the Funds and their future shareholders. The Board, including separately the Independent Trustees, approved the Advisory Agreement and Sub-Advisory Agreement with respect to each Fund for an initial term of two years.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Strategic Trust

By (Signature and Title)	/s/ Kevin Kelly
Kevin Kelly, Principal Executive Officer

Date	10/29/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kevin Kelly
Kevin Kelly, Principal Executive Officer

Date	10/29/25

By (Signature and Title)	/s/ Jim Niemie
Jim Niemie, Principal Financial Officer

Date	10/29/25